Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Provisions
Current provisions	€ 833	€ 674
Non-current provisions	1,615	1,572
Total Provisions	2,448	2,246	€ 2,548
Asset retirement obligations
Provisions
Current provisions	59	61
Non-current provisions	874	969
Total Provisions	933	1,030	1,470
Legal and regulatory
Provisions
Current provisions	232	193
Non-current provisions	37	237
Total Provisions	269	430	449
Restructuring provision
Provisions
Current provisions	361	298
Non-current provisions	581	210
Total Provisions	942	508	302
Other
Provisions
Current provisions	181	122
Non-current provisions	123	156
Total Provisions	€ 304	€ 278	€ 327